Summarized Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data (unaudited)
Summarized Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2016:
Revenues	$28	$85,326	$264,424	$483,633
Income (loss) from operations	(30,061)	(28,521)	(15,375)	123,804
Net income (loss)	(47,241)	(86,690)	(104,343)	44,809

Year ended December 31, 2015:
Revenues	$—	$—	$—	$—
Loss from operations	(37,089)	(29,532)	(9,891)	(15,120)
Net loss	(169,549)	(48,101)	(12,835)	(35,132)